UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Clockwise Core Equity & Innovation ETF (TIME)

NYSE Arca, Inc.

Semi-Annual Report

February 29, 2024

Fund Adviser:

Clockwise Capital LLC
1395 Brickell Avenue, Unit 800
Miami, Florida 33131
(800) 610-6128

Investment Results (Unaudited)

Total Returns* as of February 29, 2024

			Since
			Inception
	Six Months	One Year	(1/27/2022)
Clockwise Core Equity & Innovation ETF - NAV	29.20%	62.57%	8.63%
Clockwise Core Equity & Innovation ETF - Market Price	29.11%	62.33%	8.64%
S&P MidCap 400® Index(a)	10.16%	13.05%	8.40%

Total annual operating expenses, as disclosed in the Clockwise Core Equity & Innovation ETF (the “Fund”) prospectus dated December 29, 2023, were 1.00% of average daily net assets. Pursuant to its Investment Advisory Agreement, Clockwise Capital LLC (the “Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)). Additional information pertaining to the Fund’s expense ratio as of February 29, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 610-6128. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at https://clockwisefunds.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The S&P MidCap 400® Index is widely recognized unmanaged index consisting of mid-sized U.S. companies. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 610-6128. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

1

Fund Holdings (Unaudited)

Clockwise Core Equity & Innovation ETF Holdings as of February 29, 2024.*

*	As a percentage of net assets.

The investment objective of the Fund is long-term growth of capital.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Fund’s website at https://clockwisefunds.com.

2

Clockwise Core Equity & Innovation ETF
Schedule of Investments
February 29, 2024 - (Unaudited)

COMMON STOCKS — 87.96%	Shares	Fair Value
Communications — 23.44%
Airbnb, Inc., Class A(a)	3,814	$600,591
Meta Platforms, Inc., Class A	1,976	968,497
Netflix, Inc. (a)	746	449,778
Spotify Technology SA(a)	3,870	992,306
Uber Technologies, Inc.(a)	10,951	870,605
Verizon Communications, Inc.	18,270	731,165
		4,612,942
Consumer Discretionary — 12.51%
Amazon.com, Inc.(a)	5,556	982,078
McDonald’s Corp.	1,900	555,332
MercadoLibre, Inc.(a)	100	159,530
Tesla, Inc.(a)	3,793	765,731
		2,462,671
Consumer Staples — 2.80%
Coca-Cola Co. (The)	9,176	550,744

Energy — 1.83%
Chevron Corp.	2,374	360,872

Financials — 10.78%
Coinbase Global, Inc., Class A(a)	4,170	848,845
JPMorgan Chase & Co.	3,981	740,705
Nu Holdings Ltd.(a)	48,000	531,840
		2,121,390
Industrials — 5.54%
Comfort Systems USA, Inc.	2,270	694,008
nVent Electric PLC	2,890	194,555
Vertiv Holdings Co., Class A	2,993	202,386
		1,090,949
Technology — 31.06%
Advanced Micro Devices, Inc.(a)	3,259	627,455
Broadcom, Inc.	451	586,521
Microsoft Corp.	2,160	893,463
MicroStrategy, Inc., Class A(a)	567	579,950
NVIDIA Corp.	1,357	1,073,550
ServiceNow, Inc.(a)	516	398,011
Super Micro Computer, Inc.(a)	739	640,063
Synopsys, Inc.(a)	620	355,713
Visa, Inc., Class A	2,023	571,781
Zscaler, Inc.(a)	1,594	385,700
		6,112,207

Total Common Stocks (Cost $12,807,430)		17,311,775

See accompanying notes which are an integral part of these financial statements.

3

Clockwise Core Equity & Innovation ETF
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

EXCHANGE-TRADED FUNDS — 7.68%	Shares	Fair Value
ProShares UltraShort QQQ®	61,535	$572,276
SPDR® Bloomberg 1-3 Month T-Bill ETF	10,232	939,092
Total Exchange-Traded Funds (Cost $1,521,494)		1,511,368
Total Investments — 95.64% (Cost $14,328,924)		18,823,143
Other Assets in Excess of Liabilities — 4.36%		857,714
NET ASSETS — 100.00%		$19,680,857

(a)	Non-income producing security.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

4

Clockwise Core Equity & Innovation ETF
Statement of Assets and Liabilities
February 29, 2024 - (Unaudited)

Assets
Investments in securities, at fair value (cost $14,328,924)	$18,823,143
Cash	755,411
Receivable for investments sold	1,853,284
Dividends receivable	5,741
Total Assets	21,437,579

Liabilities
Payable for investments purchased	1,742,767
Payable to Adviser	13,955
Total Liabilities	1,756,722
Net Assets	$19,680,857

Net Assets consist of:
Paid-in capital	14,053,499
Accumulated earnings	5,627,358
Net Assets	$19,680,857
Shares outstanding (unlimited number of shares authorized, no par value)	800,000
Net asset value per share	$24.60

See accompanying notes which are an integral part of these financial statements.

5

Clockwise Core Equity & Innovation ETF
Statement of Operations
For the Six Months Ended February 29, 2024 - (Unaudited)

Investment Income
Dividend income	$95,396
Total investment income	95,396

Expenses
Adviser	81,738
Total operating expenses	81,738
Net investment income	13,658

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,201,457
Change in unrealized appreciation on:
Investment securities	3,420,879
Net realized and change in unrealized gain (loss) on investment securities	4,622,336
Net increase in net assets resulting from operations	$4,635,994

See accompanying notes which are an integral part of these financial statements.

6

Clockwise Core Equity & Innovation ETF
Statements of Changes in Net Assets

	For the Six
	Months
	Ended	For the Year
	February 29,	Ended August
	2024	31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$13,658	$(18,216)
Net realized gain on investment securities	1,201,457	13,853,201
Change in unrealized appreciation on investment securities	3,420,879	1,726,993
Net increase in net assets resulting from operations	4,635,994	15,561,978
Distributions to Shareholders from:
Earnings	(3,313,500)	—
Total distributions	(3,313,500)	—

Capital Transactions
Proceeds from shares sold	1,696,918	51,113,510
Amount paid for shares redeemed	(591,898)	(54,204,283)
Net increase (decrease) in net assets resulting from capital transactions	1,105,020	(3,090,773)
Total Increase in Net Assets	2,427,514	12,471,205

Net Assets
Beginning of period	$17,253,343	$4,782,138
End of period	$19,680,857	$17,253,343

Share Transactions
Shares sold	75,000	2,975,000
Shares redeemed	(25,000)	(2,475,000)
Net increase in shares outstanding	50,000	500,000

See accompanying notes which are an integral part of these financial statements.

7

Clockwise Core Equity & Innovation ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months			For the
	Ended		For the	Period
	February		Year Ended	Ended
	29, 2024		August 31,	August 31,
	(Unaudited)		2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$23.00		$19.13	$25.00
Investment operations:
Net investment income (loss)	0.02		(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	6.00		3.89	(5.82)
Total from investment operations	6.02		3.87	(5.87)
Less distributions to shareholders from:
Net realized gains	(4.42)		—	—
Total distributions	(4.42)		—	—
Net asset value, end of period	$24.60		$23.00	$19.13
Market price, end of period	$24.60		$23.02	$19.16
Total Return(b)	29.20	% (c)	20.23%	(23.48	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$19,681		$17,253	$4,782
Ratio of expenses to average net assets	0.95	% (d)	0.95%	0.95	% (d)
Ratio of net investment income (loss) to average net assets	0.16	% (d)	(0.05)%	(0.51	)% (d)
Portfolio turnover rate(e)	161	% (c)	283%	54	% (c)

(a)	For the period January 27, 2022 (commencement of operations) to August 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

8

Clockwise Core Equity & Innovation ETF
Notes to the Financial Statements
February 29, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

Clockwise Core Equity & Innovation ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”) on December 8, 2021. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Clockwise Capital LLC (the “Adviser”). The investment objective of the Fund is long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended,

9

Clockwise Core Equity & Innovation ETF
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or Net Asset Value (“NAV”) per share of the Fund.

10

Clockwise Core Equity & Innovation ETF
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

11

Clockwise Core Equity & Innovation ETF
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$17,311,775	$—	$—	$17,311,775
Exchange-Traded Funds	1,511,368	—	—	1,511,368
Total	$18,823,143	$—	$—	$18,823,143

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

12

Clockwise Core Equity & Innovation ETF
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the investment advisory agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser is required to pay all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses) so that total annual fund operating expenses remain at 0.95% of the Fund’s average daily net assets. For the six months ended February 29, 2024, the Adviser earned a fee of $81,738 from the Fund. At February 29, 2024, the Fund owed the Adviser $13,955 relating to the Adviser fee.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly Board meeting through March 31, 2023. Effective April 1, 2023, the Independent Trustees each received an annual retainer of $2,000 per Fund and $500 per Fund each quarterly Board meeting. The Independent Trustees may also be compensated for special meeting fees as determined on a case-by-case basis in accordance with the Trust’s Compensation and Reimbursement Guidelines. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

13

Clockwise Core Equity & Innovation ETF
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, purchases and sales of investment securities, other than short-term investments, were $26,576,971 and $30,657,317, respectively.

For the six months ended February 29, 2024, purchases and sales for in-kind transactions were $1,630,946 and $570,965, respectively.

For the six months ended February 29, 2024, the Fund incurred net realized gains of $98,432 on in-kind redemptions.

There were no purchases or sales of long-term U.S. government obligations during the period ended February 29, 2024.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended February 29, 2024, the Fund received $1,250 and $0 in fixed fees and variable fees, respectively.

14

Clockwise Core Equity & Innovation ETF
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At February 29, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$4,459,263
Gross unrealized depreciation	(28,742)
Net unrealized appreciation on investments	$4,430,521
Tax cost of investments	$14,392,622

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

At August 31, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,300,061
Undistributed long-term capital gains	13,377
Accumulated capital and other losses	(18,216)
Unrealized appreciation on investments	1,009,642
Total accumulated earnings	$4,304,864

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had Qualified Late Year Ordinary Losses of $18,216.

NOTE 8. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

Non-Diversification Risk - The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

15

Clockwise Core Equity & Innovation ETF
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

Sector Risk - If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 29, 2024, the Fund had 31.06% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, except for the following:

At a meeting held on March 12 and 13, 2024, the Board approved a proposed Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into a fund of the same name, a newly created series of Tidal Trust II (the “Acquiring Fund”), whereby the Acquiring Fund will acquire the assets and assume the liabilities of the Fund. The Reorganization is expected to occur in May 2024. Until the Reorganization is complete, the Adviser will continue to manage the Fund in the ordinary course of business and shares of the Fund will continue to trade on the NYSE Arca, Inc.

16

Liquidity Risk Management Program (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program applies to each individual series of the Trust. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on December 7 and 8, 2023. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

17

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2023	29, 2024	Period(a)	Ratio
Clockwise Core Equity & Innovation ETF
Actual	$1,000.00	$1,292.00	$5.41	0.95%
Hypothetical(b)	$1,000.00	$1,020.14	$4.77	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

18

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on December 7 and 8, 2023, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for the continuation of the Investment Advisory Agreement between the Trust and Clockwise Capital LLC (“Clockwise Capital” or “Adviser”) (the “Investment Advisory Agreement”) with respect to the Clockwise Core Equity & Innovation ETF (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Clockwise Capital and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement between the Trust and Clockwise Capital, including, but not limited to, Clockwise Capital’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement and peer group expense and performance data provided by Broadridge comparing the Fund to the Morningstar Technology category and the custom peer group of funds prepared by Broadridge (collectively, the “Support Materials”). The Trustees took note that Broadridge’s custom peer group included funds situated in the Morningstar Technology category with filters applied for actively managed ETFs. At various times, the Trustees reviewed the Support Materials with Clockwise Capital, Trust management, and with counsel to the Independent Trustees. The Trustees noted that the Support Materials provided by Clockwise Capital, which included both responses and materials provided in response to initial and supplemental due diligence requests, were sufficient for the Board to consider the renewal of the Investment Advisory Agreement. Representatives from Clockwise Capital met with the Trustees and provided further information, including but not limited to, the services it has provided and proposes to provide to the Fund, the proposed management fee for those services, the business strategy for the Fund, the resources that Clockwise Capital has available to service the Fund (including compliance resources), and the profitability of the Fund to the Adviser. The Trustees discussed Clockwise Capital’s ownership structure and the profitability analysis that Clockwise Capital had prepared and provided, as well as information pertaining to the Adviser’s overall financial condition. The Trustees also discussed Clockwise Capital’s future plans with regard to the Fund, including its intention to reorganize the Fund into another as yet unidentified multiple series trust in 2024. The Trustees noted that the Fund’s performance over the past year was strong and the fees and expenses of the Fund were reasonable. The Trustees also noted, however, that during the prior year a registered investment adviser (“RIA”) whose clients were invested in the Fund had filed a breach of contract claim against the Adviser in federal court, and that Clockwise Capital had settled that lawsuit by agreeing to a monetary payment to the RIA and other conditions. The Trustees further noted that the Fund had lost significant assets during the preceding year, in part as a result of the aforementioned litigation, and that consequently, there was some uncertainty about the long-term viability of both the Adviser and the Fund. The Trustees finally noted that the relationships between the Board, the Adviser, and other service providers to the Trust had been challenging at times, and that prospects for growing the Fund might be enhanced by reorganizing the Fund into another multiple series trust. Against this backdrop, the Trustees discussed the conditions that would be required for the Board to approve the continuation of the Investment Advisory Agreement and asked that Counsel to the Independent Trustees memorialize the agreed upon terms and coordinate the same with Clockwise Capital. Following extensive discussions, the Trustees determined to approve the renewal of the Trust’s Investment Advisory Agreement with Clockwise Capital for a time period that would terminate upon the earlier of the date that the Fund is successfully reorganized into another multiple

19

Investment Advisory Agreement Approval (Unaudited) (continued)

series trust or September 30, 2024, subject to all conditions as discussed and agreed upon, which Counsel to the Independent Trustees would memorialize and communicate to representatives of Clockwise Capital. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the continuation of the Investment Advisory Agreement for an interim period, the Trustees reviewed the terms of the Investment Advisory Agreement and the Support Materials with Trust management and with Counsel to the Independent Trustees. The Trustees also received a memorandum from Counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

After having received and reviewed the Support Materials, as well as Clockwise Capital’s presentation and the investment performance, compliance, operating, and distribution information provided to the Board on a quarterly basis since the Fund’s inception, and noting additional discussions with representatives of Clockwise Capital that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the continuation of the Investment Advisory Agreement for an interim period subject to the conditions previously discussed. The Trustees discussed the facts and factors relevant to the approval of the continuation of the Investment Advisory Agreement, which incorporated and reflected their knowledge of the services that Clockwise Capital provides to the Fund.

In determining whether to approve the continuation of the Investment Advisory Agreement for an interim period, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services provided by Clockwise Capital; (2) the cost of the services provided and the profits realized by Clockwise Capital from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Clockwise Capital resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement for an interim period are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Clockwise Capital provides to the Fund under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Investment Advisory Agreement; (2) investing the Fund’s assets consistent with its investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and

20

Investment Advisory Agreement Approval (Unaudited) (continued)

the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Clockwise Capital effects on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; (7) performing compliance services on behalf of the Fund; and (8) engaging in marketing activities to support the Fund’s growth. The Trustees considered Clockwise Capital’s capitalization and its assets under management. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers and noted the investment methodology Clockwise Capital utilizes to manage the Fund’s portfolio in accordance with its investment strategy. The Trustees also considered the Fund’s performance relative to the S&P MidCap 400® Index, the Morningstar Technology peer group category and the Broadridge custom peer group category for the one-year and since inception periods ended September 30, 2023. In that regard, the Trustees noted that the Fund outperformed the S&P MidCap 400® Index for the one-year period ending ended September 30, 2023, but underperformed compared to the index for the since-inception period ending as of the same date. The Trustees also noted that the Fund outperformed the median of both the Morningstar Technology category and the Broadridge custom peer group for the one-year and since inception periods ended September 30, 2023. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Clockwise Capital provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the unitary fee that the Fund pays to Clockwise Capital under the Investment Advisory Agreement, noting that Clockwise Capital is obligated to pay all of the operating expenses of the Fund under such agreement, and also reviewed Clockwise Capital’s historical and projected profitability from the services that it renders to the Fund. In that regard, they noted that the Adviser realized a modest profit from its services to the Fund for the period ended August 31, 2023. The Trustees also considered Clockwise Capital’s intention and commitment to reorganize the Fund into another multiple series trust in 2024. Finally, the Trustees reviewed Clockwise Capital’s financial condition and fiscal health as it relates to the firm’s financial ability to provide contractually required services to the Fund.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed the advisory fee and contractual expenses of the Fund as compared to those of other funds in the peer group category analysis provided by Broadridge. The Trustees noted that the peer group category for the Fund’s comparison included other actively managed ETFs in the Morningstar Technology category and they discussed the appropriateness of the selected category for the comparison. The Trustees noted that the Fund’s management fee of 0.95% was higher than the average and median management fee as compared to both the Morningstar Technology category and the custom peer group. They also noted that the Fund’s net and gross expense ratios were both higher than the median and average for the Morningstar Technology category and the custom peer group. In addition, the Trustees considered that the fee structure of the Fund was a unitary fee wherein Clockwise Capital is contractually obligated to pay all operating expenses of the Fund. While recognizing that it is difficult to compare management fees because the scope of advisory services provided and fee structures may vary from one investment adviser to another, the Trustees concluded that Clockwise Capital’s management fee is reasonable at this time.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale and noted that the Fund had only recently been modestly profitable. The Trustees noted that

21

Investment Advisory Agreement Approval (Unaudited) (continued)

the Fund would be more profitable as the Fund’s asset levels grow. The Trustees concluded that no material economies exist at this time.

Other Benefits. The Trustees noted that Clockwise Capital confirmed that the firm will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that Clockwise Capital will not receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Clockwise Capital. Based on the assurances from representatives of Clockwise Capital, the Trustees concluded that no conflict of interest existed that could adversely impact the Fund.

Conclusion. Based upon Clockwise Capital’s presentation to the Board and the Support Materials considered in connection with the approval of the continuation of the Investment Advisory Agreement for an interim period, the Board concluded that the overall arrangements between the Trust and Clockwise Capital, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services performed, the fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

22

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 610-6128 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 221 East 4th Street, Suite 2900 Cincinnati, OH 45202

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER Clockwise Capital LLC 1395 Brickell Ave, Unit 800 Miami, FL 33131	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Clockwise-SAR-24

(b)	NOT APPLICABLE.

Oak Harvest Long/Short Hedged Equity Fund

Semi-Annual Report

February 29, 2024

Fund Adviser:
Oak Harvest Investment Services, LLC 920 Memorial City Way, Suite 150 Houston, TX 77024

Investment Results (Unaudited)

Average Annual Total Return* as of February 29, 2024

Since Inception
(December 18,
2023)
Oak Harvest Long/Short Hedged Equity Fund – Institutional Shares	3.00%
S&P 500® Index(a)	7.82%

Total annual operating expenses, as disclosed in the Oak Harvest Long/Short Fund (the “Fund”) prospectus dated December 15, 2023, were 2.25% of average daily net assets (1.95% after fee waivers/expense reimbursements by Oak Harvest Investment Services, LLC (the “Adviser”)). The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.95% of the average daily net assets of the Fund through February 28, 2025 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. Additional information pertaining to the expense ratios as of February 29, 2024, can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) 549-4121.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(a)	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Oak Harvest Long/Short Hedged Equity Fund Holdings as of February 29, 2024

Sector Allocation(a)	Long	Short	Gross	Net
Communications	5.13%	-0.82%	5.95%	4.31%
Consumer Discretionary	3.86%	-2.67%	6.53%	1.19%
Consumer Staples	4.00%	0.00%	4.00%	4.00%
Energy	5.35%	0.00%	5.35%	5.35%
Financials	6.14%	-1.81%	7.95%	4.33%
Health Care	13.18%	0.00%	13.18%	13.18%
Industrials	3.25%	0.00%	3.25%	3.25%
Materials	0.68%	0.00%	0.68%	0.68%
Technology	23.10%	0.00%	23.10%	23.10%
Purchased Options	0.03%	0.00%	0.03%	0.03%
Written Options	0.00%	-0.03%	0.03%	-0.03%
Other Assets in Excess of Liabilities	40.61%	0.00%	40.61%	40.61%
	105.33%	-5.33%	110.66%	100.00%

(a)	As a percentage of net assets.

The investment objective of the Fund is to seek capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Fund’s website at https://oakharvestfunds.com.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
February 29, 2024 (Unaudited)

COMMON STOCKS - LONG — 64.69%	Shares	Fair Value
Communications — 5.13%
Alphabet, Inc., Class A(a) (b)	2,600	$359,996
Meta Platforms, Inc., Class A	750	367,597
Netflix, Inc. (a)	750	452,190
		1,179,783
Consumer Discretionary — 3.86%
Amazon.com, Inc.(a) (b)	3,500	618,660
Chipotle Mexican Grill, Inc.(a) (b)	100	268,877
		887,537
Consumer Staples — 4.00%
Hershey Co. (The)	2,250	422,820
PepsiCo, Inc.(b)	3,000	496,020
		918,840
Energy — 5.35%
Diamondback Energy, Inc.(b)	2,250	410,670
Schlumberger Ltd.(b)	8,000	386,640
TechnipFMC PLC(b)	20,000	433,800
		1,231,110
Financials — 6.14%
CME Group, Inc.	1,500	330,525
Cullen/Frost Bankers, Inc.	5,000	542,550
Morgan Stanley	6,250	537,750
		1,410,825
Health Care — 13.18%
Abbott Laboratories	3,500	415,240
Amgen, Inc.	1,300	355,979
DexCom, Inc.(a) (b)	2,000	230,140
Intuitive Surgical, Inc.(a) (b)	1,000	385,600
Regeneron Pharmaceuticals, Inc.(a) (b)	250	241,522
Stryker Corp.(b)	1,250	436,338
Thermo Fisher Scientific, Inc.	1,000	570,180
Zoetis, Inc., Class A	2,000	396,660
		3,031,659
Industrials — 3.25%
JB Hunt Transport Services, Inc.(b)	1,750	361,043
Lockheed Martin Corp., Class B(b)	900	385,416
		746,459
Materials — 0.68%
Cleveland-Cliffs, Inc(a)	7,500	156,000

Technology — 23.10%
Adobe, Inc.(a)	775	434,217
Advanced Micro Devices, Inc.(a) (b)	3,250	625,722
Analog Devices, Inc.(b)	2,000	383,640
Apple, Inc.(b)	3,925	709,444
Applied Materials, Inc.	2,875	579,658
ASML Holding N.V. - ADR	625	594,800
Micron Technology, Inc.	4,000	362,440

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

COMMON STOCKS - LONG — 64.69% - continued	Shares	Fair Value
Technology — 23.10% - continued
Microsoft Corp.	1,000	$413,640
NVIDIA Corp.(b)	500	395,560
Palantir Technologies, Inc., Class A(a)	10,000	250,800
Salesforce, Inc.(a) (b)(c)	750	231,615
Snowflake, Inc. (a)(c)	1,750	329,490
		5,311,026
Total COMMON STOCKS - LONG (Cost $14,418,494)		14,873,239

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date
PURCHASED OPTIONS — 0.03%
PURCHASED PUT OPTIONS — 0.00%(d)
Invesco QQQ Trust Series 1	40	$1,756,000	$430.00	3/4/2024	$200
Invesco QQQ Trust Series 1	50	2,195,000	433.00	3/4/2024	800
Total Purchased Put Options (Cost $22,947)					1,000
PURCHASED CALL OPTIONS — 0.03%
Palantir Technologies, Inc.	175	$438,900	$25.00	3/4/2024	$7,350
Total Purchased Call Options (Cost $3,942)					7,350
Total Purchased Options (Cost $26,889)					8,350
Total Investments — 64.72% (Cost $14,445,383)					14,881,589
Other Assets in Excess of Liabilities — 35.28%					8,111,101
NET ASSETS — 100.00%					$22,992,690

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 29, 2024 was $1,430,253.

(c)	All or a portion of the security is held as collateral for written options.

(d)	Rounds to less than 0.005%.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Securities Sold Short
February 29, 2024 (Unaudited)

COMMON STOCKS - SHORT — (5.30)%	Shares	Fair Value
Communications - (0.82)%
Airbnb, Inc., Class A(a)	(1,200)	$(188,964)

Consumer Discretionary - (2.67)%
Royal Caribbean Cruises Ltd.(a)	(1,500)	(185,025)
Williams-Sonoma, Inc.	(750)	(176,648)
Winnebago Industries, Inc.	(3,500)	(251,055)
		(612,728)
Financials - (1.81)%
Discover Financial Services	(1,500)	(181,050)
OneMain Holdings, Inc.	(5,000)	(236,150)
		(417,200)
Total Common Stocks - Short (Proceeds Received $1,154,006)		(1,218,892)
Total Securities Sold Short — (5.30)% (Proceeds Received $1,154,006)		$(1,218,892)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Written Options
February 29, 2024 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN OPTIONS - (0.03)%
WRITTEN CALL OPTIONS - (0.03)%
Salesforce, Inc.	(4)	$(123,528)	$295.00	3/4/2024	$(6,200)
Snowflake, Inc.	(3)	(56,484)	240.00	3/4/2024	(3)

Total Written Call Options (Premiums Received $6,024)					(6,203)

Total Written Options (Premiums Received $6,024)					$(6,203)

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at fair value (cost $14,445,383)	$14,881,589
Cash	8,569,174
Cash held at broker for securities sold short	1,456,485
Receivable for investments sold	77,361
Dividends receivable	15,652
Prepaid expenses	11,565
Total Assets	25,011,826
Liabilities
Investments in securities sold short, at fair value (proceeds received $1,154,006)	1,218,892
Options written, at fair value (premium received $6,024)	6,203
Payable for investments purchased	755,564
Payable to Adviser	6,683
Payable to Administrator	18,506
Payable to trustees	2,743
Other accrued expenses	10,545
Total Liabilities	2,019,136
Net Assets	$22,992,690
Net Assets consist of:
Paid-in capital	$22,605,265
Accumulated earnings	387,425
Net Assets	$22,992,690
Shares outstanding (unlimited number of shares authorized, no par value)	2,231,277
Net asset value, offering and redemption price per share	$10.30

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Operations
For the Period Ended February 29, 2024(a) (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $23)	$17,504
Interest income	66,560
Total investment income	84,064
Expenses
Investment Adviser fees	37,482
Administration fees	10,396
Transfer agent fees	4,397
Dividend expense on securities sold short	4,270
Compliance services fees	3,715
Audit and tax preparation expenses	3,621
Legal fees	3,323
Trustee expenses	2,742
Printing and postage expenses	2,231
Custodian fees	1,583
Registration expenses	137
Miscellaneous	5,326
Total expenses	79,223
Fees waived by Adviser	(37,456)
Net operating expenses	41,767
Net investment income	42,297
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(23,607)
Securities sold short	(13,564)
Written options	6,762
Purchased options	4,396
Change in unrealized appreciation (depreciation) on:
Investment securities	454,746
Securities sold short	(64,886)
Written options	(179)
Purchased options	(18,540)
Net realized and change in unrealized gain on investments	345,128
Net increase in net assets resulting from operations	$387,425

(a)	For the period December 18, 2023 (commencement of operations) to February 29, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Changes in Net Assets
February 29, 2024 (Unaudited)

For the
Period Ended
February 29,
2024(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$42,297
Net realized loss on investment transactions	(26,013)
Change in unrealized appreciation on investments	371,141
Net increase in net assets resulting from operations	387,425

Capital Transactions
Proceeds from shares sold	22,605,265
Net increase in net assets resulting from capital transactions	22,605,265
Total Increase in Net Assets	22,992,690

Net Assets
Beginning of period	—
End of period	$22,992,690

Share Transactions
Shares sold	2,231,277
Net increase in shares outstanding	2,231,277

(a)	For the period December 18, 2023 (commencement of operations) to February 29, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended
	February
	29, 2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.28
Total from investment operations	0.30
Less distributions to shareholders from:
Net asset value, end of period	$10.30
Total Return(b)	3.00	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$22,993
Ratio of net expenses to average net assets	1.95	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	3.70	% (d)
Ratio of net investment income to average net assets	1.97	% (d)
Portfolio turnover rate	17	% (c)

(a)	For the period December 18, 2023 (commencement of operations) to February 29, 2024.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements
February 29, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”) on October 19, 2023. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Oak Harvest Investment Services, LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on December 18, 2023. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $1,456,485 as of February 29, 2024.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Derivatives – The Fund may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Fund may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — The Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. The Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of February 29, 2024, and the effect of derivative instruments on the Statements of Operations for the period ended February 29, 2024.

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$8,350
Written Options		Written options, at fair value	(6,203)

For the period ended February 29, 2024:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Purchased Options	Net realized gain on purchased options	$4,396	$(18,540)
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	6,762	(179)

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the period ended February 29, 2024:

Average Ending Monthly
Derivatives	Fair Value(a)
Purchased Options	$3,351
Written Options	(2)

(a)	Average based on the 2 months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of February 29, 2024:

Gross Amounts Not Offset
in Statement of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$6,203	$—	$6,203	$(6,203)	$—	$—

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active,

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

Assets	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$14,873,239	$—	$—	$14,873,239
Purchased Call Options	—	7,350	—	7,350
Purchased Put Options	—	1,000	—	1,000
Total	$14,873,239	$8,350	$—	$14,881,589

Liabilities
Common Stocks(a)	$(1,218,892)	$—	$—	$(1,218,892)
Written Call Options	—	(6,203)	—	(6,203)
Total	$(1,218,892)	$(6,203)	$—	$(1,225,095)

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the Fund’s average daily net assets. For period ended February 29, 2024, the Adviser earned fees of $37,482 from the Fund. At February 29, 2024, the Fund owed the Adviser $6,683.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.95% of the Fund’s average daily net assets through February 28, 2025 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of February 29, 2024, the Adviser may seek

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through
February 28, 2027	$37,456

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly Board meeting through February 29, 2024. Effective April 1, 2023, the annual retainer increased to $2,000 per Fund. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 6. PURCHASES AND SALES OF SECURITIES

During the period ended February 29, 2024, the Fund purchased $14,910,081 and sold $466,258 of securities, excluding securities sold short and short-term investments.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 29, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$619,876
Gross unrealized depreciation	(248,735)
Net unrealized appreciation on investments	$371,141
Tax cost of investments and securities sold short	$13,285,353

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 18, 2023 through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	December	February	During	Expense
	18, 2023	29, 2024	Period(a)	Ratio
OAK HARVEST LONG/SHORT FUND
Institutional Class
Actual	$1,000.00	$1,030.00	$3.89	1.95%
Hypothetical(b)	$1,000.00	$1,015.33	$9.88	1.95%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 72/366 (to reflect the period since commencement of operations on December 18, 2023).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value of the period, multiplied by 184/366 (to reflect the one-half year period).

Investment Management Agreement Approval (Unaudited)

At a special meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on October 19, 2023, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an initial two-year period the Investment Advisory Agreement between the Trust and Oak Harvest Investment Services, LLC (“Oak Harvest” or “Adviser”) (the “Investment Advisory Agreement”) with respect to the Oak Harvest Long/Short Hedged Equity Fund (the “Oak Harvest Fund” or the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Oak Harvest and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement. Such information included, but was not limited to: Oak Harvest’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, the operating expense limitation agreement between the Trust and Oak Harvest with respect to the Oak Harvest Fund (the “Expense Limitation Agreement”) and peer group expense data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Oak Harvest, with Trust management, and with counsel to the Independent Trustees. The Trustees noted the completeness of the Support Materials provided by Oak Harvest, which included both responses and materials provided in response to initial and supplemental due diligence requests. Representatives from Oak Harvest met with the Trustees and provided further information, including but not limited to: details of the services that Oak Harvest proposed to provide to the Fund and the proposed management fee for those services; the business strategy for the Fund; the ownership and financial condition of the Adviser and its controlling affiliates; Oak Harvest’s resources available to service the Fund, including compliance resources; the portfolio management, research and other resources of Oak Harvest that would be utilized in the management of the Oak Harvest Fund; Oak Harvest’s business continuity and succession planning; other investment strategies managed by Oak Harvest; and the projected profitability of the Fund to Oak Harvest. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Oak Harvest; (2) the cost of the services to be provided and the profits to be realized by Oak Harvest from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Oak Harvest resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Together with the Support Materials, and after having received and reviewed information concerning the estimated investment performance of the Oak Harvest Fund (by reference to performance information for similar funds for which members of the portfolio management team had previously served), and information concerning the proposed compliance, operating, and distribution arrangements for the Oak Harvest Fund, the Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement. The Trustees also noted

Investment Management Agreement Approval (Unaudited) (continued)

the inclusion of comparative fee and performance information of peer funds in the Morningstar category “Long-Short Equity” and a custom group of peer funds compiled by Broadridge. With regard to profitability overall, the Trustees reviewed the financial statements provided by Oak Harvest as contained in the Support Materials. The Trustees noted that the overall profitability of Oak Harvest was good and discussed Oak Harvest’s commitment to the Fund. The Trustees noted that it was projected that the Oak Harvest Fund would be profitable to Oak Harvest at an asset level of $100 million. The Trustees also noted that Oak Harvest had adequate insurance in place, including errors and omissions insurance and cybersecurity insurance, to address unforeseen contingencies. The Trustees evaluated the proposed management fee and Expense Limitation Agreement, and noted that Oak Harvest agreed to reduce the total operating expense cap for the Fund to 1.95% during the first year of operations.

After having received and reviewed the Support Materials, as well as the presentation of Oak Harvest, and noting additional discussions with representatives of Oak Harvest that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Investment Advisory Agreement. Based upon discussions with Oak Harvest and the Support Materials provided, the Board concluded that the overall arrangements between the Trust and Oak Harvest as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that Oak Harvest will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Oak Harvest would provide under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing the Oak Harvest Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Oak Harvest Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Oak Harvest effects on behalf of the Oak Harvest Fund; (5) selecting broker-dealers to execute orders on behalf of the Oak Harvest Fund; and (6) performing compliance services on behalf of the Oak Harvest Fund. They also noted that from its own resources, Oak Harvest would provide marketing support services to the Oak Harvest Fund and its intermediary partners. The Trustees considered Oak Harvest’s capitalization and its assets under management and the support and commitment of Oak Harvest to the Oak Harvest Fund. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers. The Trustees also noted the research methodology utilized by Oak Harvest to manage the Oak Harvest Fund’s portfolio in accordance with its investment strategy.

The Trustees also noted the historical performance of similar previously managed funds compared to the Oak Harvest Fund’s benchmark index. The Trustees also considered the historical performance relative to the Long-Short Morningstar category and a custom Broadridge peer group. Based upon the foregoing, the Trustees concluded that they were satisfied with the nature, extent, and quality of services that Oak Harvest would provide to the Oak Harvest Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the proposed annual management fee that the Oak Harvest Fund would pay to Oak Harvest under the Investment Advisory Agreement, as well as projected profits to Oak Harvest resulting from the services that it would render to the Oak Harvest Fund, noting that the profitability was contingent on obtaining sufficient levels of assets under management, which was difficult to project but that the Oak Harvest Fund was projected to profitable to Oak Harvest at net assets of $100 million. The Trustees considered that Oak Harvest contractually agreed to reduce its management fees and, if necessary, reimburse the Oak Harvest Fund for operating expenses, as specified in the Fund’s prospectus and the Expense Limitation Agreement. The Trustees considered Oak Harvest’s projected profitability with respect to its advisory relationship with the Oak Harvest Fund and concluded that it was reasonable.

Investment Management Agreement Approval (Unaudited) (continued)

Comparative Fee and Expense Data. The Trustees noted that the Oak Harvest Fund’s proposed management fee, and expense ratios, both gross and net of expenses, were higher than the Morningstar category average and median and higher than both the Broadridge custom peer group median and average. The Trustees also noted the Board’s request that Oak Harvest lower the Fund’s expense cap for the first year, to which Oak Harvest subsequently agreed to an expense limitation of 1.95% for the first year.

The Trustees further considered the fees paid by Oak Harvest’s separately managed accounts and other investment advisory relationships to other accounts with similar investment objectives and strategies to that of the Oak Harvest Fund, noting the differences in the services provided to these accounts compared to the services provided to the Oak Harvest Fund. In particular, they noted that Oak Harvest has different responsibilities with respect to the Oak Harvest Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that Oak Harvest’s advisory fee was reasonable with the additional concession to reduce the expense cap to 1.95%.

Economies of Scale. The Trustees considered whether the Oak Harvest Fund may benefit from any economies of scale. They noted that the Oak Harvest Fund was newly formed, and therefore, had no expense history to refer to. They further noted that the Oak Harvest Fund was projected to be profitable at an asset level of $100 million but did not find that any material economies of scale exist at this time and determined that fee breakpoints are not currently necessary or appropriate.

Other Benefits. The Trustees noted that Oak Harvest does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Oak Harvest Fund’s portfolio transactions. The Trustees noted that Oak Harvest had confirmed that there were no economic or other benefits to Oak Harvest associated with the selection or use of any particular providers for the Oak Harvest Fund’s portfolio. The Trustees noted the benefit to the Oak Harvest Fund of the cross-selling of the Fund’s shares to Oak Harvest’s clients. The Trustees concluded that all things considered, Oak Harvest will not receive material additional financial benefits from services rendered to the Oak Harvest Fund.

Other Considerations. The Trustees also considered potential conflicts for Oak Harvest. Based on the assurances and representations from Oak Harvest, the Trustees concluded that no conflict of interest currently exists that could adversely impact the Oak Harvest Fund.

Conclusions. Based upon Oak Harvest’s presentation to the Board and the Support Materials considered in connection with the approval of the Investment Advisory Agreement, as well as information provided during prior discussions with Oak Harvest management, and the subsequent agreement by Oak Harvest to implement an expense cap of 1.95% during the first year, the Board concluded that the overall arrangements between the Trust and Oak Harvest as set forth in the Investment Advisory Agreement were fair and reasonable in light of the services that Oak Harvest performs, the investment advisory fees that the Oak Harvest Fund would pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

FACTS	WHAT DOES OAK HARVEST LONG/SHORT HEDGED EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (833) 549-4121

Who we are
Who is providing this notice?	Oak Harvest Long/Short Hedged Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes —information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Oak Harvest Investment Services, LLC., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 549-4121 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 221 East 4th Street, Suite 2900 Cincinnati, OH 45202

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER Oak Harvest Investment Services, LLC 920 Memorial City Way, Suite 150 Houston, TX 77024	CUSTODIAN Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Oak Harvest-SAR-24

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – disclosed with annual report

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) NOT APPLICABLE.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	5/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	5/3/2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	5/3/2024